9. Schedule of Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2012
2009 modification
Risk-free interest rate	1.51%
Dividend yield	0.00%
Volatility	143.83%
Expected life	3 years
2008 modification
Risk-free interest rate	2.00%
Dividend yield	0.00%
Volatility	125.27%
Expected life	3 years 3 months 14 days